Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
WP Large Cap Income Plus Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	WP Large Cap Income Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	WPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WP Large Cap Income Plus Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wpfunds.com/literature. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://wpfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class Shares	$258	2.23%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

This has been a good year for our portfolio. Our overweighted holdings in Apple (APPL) and Microsoft (MSFT) which we purchased as value stocks years ago soared with the new hope and enthusiasm surrounding artificial intelligence. Additionally, our bank holdings in Bank of America, Wells Fargo, and JP Morgan Chase also did very well likely because of the lack of recession and a more normal yield curve which is good for bank income. While the Federal Reserve was increasing short-term rates, the yield curve was flatter or even inverse. Now that pressure is less the yield curve is looking more normal- but seems to still have a way to go. The lack of recession helps the banks by keeping banking activity strong and them having fewer bad loans. One more potential tailwind is the potential of lessoning regulation with the new administration in Washington. That might be very good for bank earnings as more bank customers can do deals, combinations, reorganizations and that's great for the banks as they charge fat fees when those transaction close.

Not everything is going up as much– our energy shares (Occidental Petroleum (OXY) and Chevron (CVX)) have not kept up with the gains we have seen on some of the other stocks. This is likely due to lower inflation which may mean lower oil prices and "Drill Baby Drill" may increase competition in the oil patch. In the future the expected lesser regulation from the new administration may become a tailwind to them, as a lot of their expenses, costs and delays are from the regulation front.

Our sole holding in bio- tech has been disappointing as the smaller companies and those medically related are lagging. This may be due to the hangover of COVID and a growing distrust of Pharma companies overall. It's a tough world out there for those that try to make "magic" drugs, get them approved by the FDA and then expect people to take them in this current environment of distrust. Higher interest rates also are a headwind for smaller companies as they need more capital as opposed to returning it.

We remain confident in our holdings, overall.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
WP Large Cap Income Plus Fund	31.49%	0.33%	5.81%
Dow Jones Industrial Average Index	27.19%	12.14%	12.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,988,252
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 309,776
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$24,988,252
Number of Portfolio Holdings	16
Portfolio Turnover Rate (%)	2%
Total Advisory Fees Paid ($)	$309,776

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Apple Inc.	19.47%
Microsoft Corporation	14.66%
Wells Fargo & Company	12.92%
JPMorgan Chase & Co.	12.89%
Bank of America Corporation	12.83%
ImmunityBio, Inc.	5.33%
Berkshire Hathaway Inc. - Class B	4.64%
Exxon Mobil Corporation	4.06%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.81%
UBS Group AG (Switzerland)	3.24%
Sectors (% of net assets)

*	Net Assets represents cash, cash equivalents and liabilities, including options written, in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Apple Inc.	19.47%
Microsoft Corporation	14.66%
Wells Fargo & Company	12.92%
JPMorgan Chase & Co.	12.89%
Bank of America Corporation	12.83%
ImmunityBio, Inc.	5.33%
Berkshire Hathaway Inc. - Class B	4.64%
Exxon Mobil Corporation	4.06%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.81%
UBS Group AG (Switzerland)	3.24%